Bank Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Bank Line of Credit [Abstract]
Bank Line of Credit [Text Block]
5.    Bank Line of Credit

The Company has a line of credit that is authorized to $3,000,000 and payable on demand. The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%. The line of credit is subject to an annual review and certain covenants. At September 30, 2014, the balance was $3,000,000 compared to $2,725,000 at December 31, 2013 with interest payable at 5.87% and all covenants had been met. Borrowings under the line are secured by the personal guarantee of three board members and the estate of a former board member.

3. Bank Line of Credit

The Company has a line of credit that is authorized to $3,000,000 and payable on demand. The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%. At December 31, 2013 and December 31, 2012, the balance was $2,725,000 with interest payable at 5.87% and all covenants had been met. Borrowings under the line are secured by the personal guarantee of three board members and the estate of a former board member. (see Note 16, Subsequent Events.)